BRIDGE BUILDER TRUST

(the “Trust”)

Bridge Builder Core Bond Fund

Bridge Builder Core Plus Bond Fund

Bridge Builder Municipal Bond Fund

Bridge Builder Municipal High-Income Bond Fund

Bridge Builder Large Cap Growth Fund

Bridge Builder Large Cap Value Fund

Bridge Builder Small/Mid Cap Growth Fund

Bridge Builder Small/Mid Cap Value Fund

Bridge Builder International Equity Fund

Bridge Builder Tax Managed Large Cap Fund

Bridge Builder Tax Managed Small/Mid Cap Fund

Bridge Builder Tax Managed International Equity Fund

Supplement dated November 13, 2025 to the Statements of Additional Information for each Fund (collectively, the “SAIs”) dated October 27, 2025

This supplement provides new and additional information beyond that contained in the SAIs and should be read in conjunction with the SAIs.

Effective as of the close of business on November 7, 2025, Colleen R. Dean resigned as President of the Trust, and, effective as of November 8, 2025, Evan S. Posner was appointed President of the Trust.

Accordingly, effective as of November 8, 2025, the SAIs are hereby supplemented and revised as follows:

In each section entitled “Trustees and Executive Officers,” the portion of the table under the heading “Officers of the Trust” is hereby deleted and replaced with the following:

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During Past Five Years

Officers of the Trust
Evan S. Posner (Born: 1979)	President/Principal Executive Officer and Secretary	Indefinite Term; President since November 2025, Secretary since July 2021	Associate General Counsel at Edward Jones (since 2018); Assistant Secretary of the Trust (2019-2021); Vice President,	N/A	N/A

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During Past Five Years
Counsel at Voya Investment Management (2012-2018).
Aaron J. Masek (Born: 1974)	Treasurer/Principal Financial Officer	Indefinite Term; Since July 2016	Director, Finance, Edward Jones (since 2015); Vice President and Treasurer, AQR Funds (2010-2015).	N/A	N/A
Shwetha Shenoy (Born: 1975)	Assistant Treasurer	Indefinite Term; Since June 2025	Manager, Mutual Fund Oversight of the Finance Division, Edward Jones (since 2021); Vice President, Fund Treasurers Office, PIMCO and Assistant Treasurer for various PIMCO proprietary funds (2014 – 2020).	N/A	N/A
Alan J. Herzog (Born: 1973)	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since March 2022	Principal, Compliance, Edward Jones and General Partner, The Jones Financial Companies, L.L.L.P. (since 2013); Chief Compliance Officer, Anti-Money	N/A	N/A

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During Past Five Years
Laundering Officer and Vice President of the Trust (2015-2019).
Gregory M. Rees (Born: 1987)	Assistant Secretary	Indefinite Term; Since December 2022	Associate General Counsel at Edward Jones (since 2021); Assistant Vice President at State Street Bank & Trust Company (2019-2021); Fund Administration Legal Contractor for State Street Bank & Trust Company (2017-2019).	N/A	N/A
Nidhi McGurn (Born: 1986)	Assistant Secretary	Indefinite Term; Since November 2024	Associate General Counsel at Edward Jones (since 2023); U.S. Investments Counsel at Mercer Investments, LLC (2018 – 2023); Investor Services Counsel at BBH (2016 – 2018).	N/A	N/A

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGE BUILDER TRUST

(the “Trust”)

Bridge Builder Transition Fund I

Bridge Builder Transition Fund II

Bridge Builder Transition Fund III

Supplement dated November 13, 2025 to the Statements of Additional Information for each Fund (collectively, the “SAIs”) dated October 27, 2025

This supplement provides new and additional information beyond that contained in the SAIs and should be read in conjunction with the SAIs.

Effective as of the close of business on November 7, 2025, Colleen R. Dean resigned as President of the Trust, and, effective as of November 8, 2025, Evan S. Posner was appointed President of the Trust.

Accordingly, effective as of November 8, 2025, the SAIs are hereby supplemented and revised as follows:

In each section entitled “Trustees and Executive Officers,” the portion of the table under the heading “Officers of the Trust” is hereby deleted and replaced with the following:

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During Past Five Years

Officers of the Trust
Evan S. Posner (Born: 1979)	President/Principal Executive Officer and Secretary	Indefinite Term; President since November 2025, Secretary since July 2021	Associate General Counsel at Edward Jones (since 2018); Assistant Secretary of the Trust (2019-2021); Vice President, Counsel at Voya Investment Management (2012-2018).	N/A	N/A

1

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During Past Five Years
Aaron J. Masek (Born: 1974)	Treasurer/Principal Financial Officer	Indefinite Term; Since July 2016	Director, Finance, Edward Jones (since 2015); Vice President and Treasurer, AQR Funds (2010-2015).	N/A	N/A
Shwetha Shenoy (Born: 1975)	Assistant Treasurer	Indefinite Term; Since June 2025	Manager, Mutual Fund Oversight of the Finance Division, Edward Jones (since 2021); Vice President, Fund Treasurers Office, PIMCO and Assistant Treasurer for various PIMCO proprietary funds (2014 – 2020).	N/A	N/A
Alan J. Herzog (Born: 1973)	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since March 2022	Principal, Compliance, Edward Jones and General Partner, The Jones Financial Companies, L.L.L.P. (since 2013); Chief Compliance Officer, Anti-Money Laundering Officer and Vice President of the Trust (2015-2019).	N/A	N/A

2

Name and Year of Birth	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During Past Five Years
Gregory M. Rees (Born: 1987)	Assistant Secretary	Indefinite Term; Since December 2022	Associate General Counsel at Edward Jones (since 2021); Assistant Vice President at State Street Bank & Trust Company (2019-2021); Fund Administration Legal Contractor for State Street Bank & Trust Company (2017-2019).	N/A	N/A
Nidhi McGurn (Born: 1986)	Assistant Secretary	Indefinite Term; Since November 2024	Associate General Counsel at Edward Jones (since 2023); U.S. Investments Counsel at Mercer Investments, LLC (2018 – 2023); Investor Services Counsel at BBH (2016 – 2018).	N/A	N/A

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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